SHORT TERM AND LONG TERM DEBT (Schedule of Aggregate Annual Maturities) (Details) - Debt Instrument [Line Items] $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument Line Items
2017	$ 11,150
2018	5,000
2019	33,750
Total principal payments	49,900
Less: unamortized original issue discount	(1,316)
Present value of principal payments	48,584
Less: current portion	(10,656)
Long-term debt	$ 37,928